A u d i t e d    F i n a n c i a l    S t a t e m e n t s

John Hancock Life Insurance Company (U.S.A.) Separate Account T

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account T

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account T

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account T (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life
Insurance Company (U.S.A.) Separate Account T

500 Index Fund Series NAV	M Large Cap Value
Active Bond Trust Series NAV	Managed Volatility Balanced Portfolio Series NAV
Blue Chip Growth Trust Series NAV	Mid Cap Growth Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Cap Index Trust Series NAV
Core Bond Trust Series NAV	Mid Value Trust Series NAV
Disciplined Value International Trust Series NAV	Money Market Trust Series NAV
Equity Income Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Financial Industries Trust Series NAV	Real Estate Securities Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Short Term Government Income Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Index Trust Series NAV
High Yield Trust Series NAV	Small Cap Stock Trust Series NAV
International Equity Index Series NAV	Small Cap Value Trust Series NAV
Lifestyle Balanced Portfolio Series NAV	Total Bond Market Series Trust NAV
Lifestyle Growth Portfolio Series NAV	Total Stock Market Index Trust Series NAV
M International Equity	Ultra Short Term Bond Trust Series NAV

4 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	500 Index Fund	Active Bond Trust	Blue Chip Growth	Capital Appreciation	Core Bond Trust	Disciplined Value International Trust
	Series NAV	Series NAV	Trust Series NAV	Trust Series NAV	Series NAV	Series NAV
Total Assets
Investments at fair value	$22,844,801	$4,780,046	$10,918,456	$4,173,812	$2,124,055	$1,673,384
Units outstanding	283,567	216,052	222,105	187,960	122,355	105,667
Unit value	$80.56	$22.12	$49.16	$22.21	$17.36	$15.84
Shares	435,720	487,760	266,044	552,823	163,013	117,348
Cost	$10,352,218	$4,796,783	$8,826,039	$3,495,505	$2,178,181	$1,450,676

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

			Fundamental All
	Equity Income Trust	Financial Industries	Cap Core Trust	Health Sciences	High Yield Trust	International Equity
	Series NAV	Trust Series NAV	Series NAV	Trust Series NAV	Series NAV	Index Series NAV
Total Assets
Investments at fair value	$9,642,599	$3,186,546	$11,406,691	$1,962,250	$1,447,141	$3,256,027
Units outstanding	238,929	76,814	333,792	21,422	62,032	140,001
Unit value	$40.36	$41.48	$34.17	$91.60	$23.33	$23.26
Shares	583,692	195,254	311,153	61,359	278,296	160,871
Cost	$8,841,095	$2,337,710	$6,536,665	$1,612,631	$1,461,764	$2,567,746

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Balanced	Lifestyle Growth			Managed Volatility	Mid Cap Growth
	Portfolio Series	Portfolio Series	M International		Balanced Portfolio	Trust Series NAV
	NAV	NAV	Equity	M Large Cap Value	Series NAV	(a)
Total Assets
Investments at fair value	$392,388	$57,885	$2,427	$7,358	$2,078,163	$5,580,215
Units outstanding	20,587	3,214	114	234	101,842	36,262
Unit value	$19.06	$18.01	$21.29	$31.44	$20.41	$153.89
Shares	23,398	3,119	168	478	165,987	273,540
Cost	$379,536	$52,828	$1,908	$5,654	$2,054,705	$5,097,901

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

				Opportunistic Fixed	Real Estate	Short Term
	Mid Cap Index	Mid Value Trust	Money Market Trust	Income Trust Series	Securities Trust	Government Income
	Trust Series NAV	Series NAV	Series NAV	NAV	Series NAV	Trust Series NAV
Total Assets
Investments at fair value	$459,218	$2,443,110	$3,429,862	$1,105,243	$1,935,971	$2,105,569
Units outstanding	10,009	35,453	345,812	48,556	25,030	134,489
Unit value	$45.88	$68.91	$9.92	$22.76	$77.35	$15.66
Shares	18,450	205,822	3,429,862	90,224	70,993	177,236
Cost	$396,407	$2,168,982	$3,429,862	$1,140,440	$1,162,188	$2,199,906

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

					Total Stock Market	Ultra Short Term
	Small Cap Index	Small Cap Stock	Small Cap Value	Total Bond Market	Index Trust Series	Bond Trust Series
	Trust Series NAV	Trust Series NAV	Trust Series NAV	Series Trust NAV	NAV	NAV
Total Assets
Investments at fair value	$1,282,277	$5,436,746	$2,956,078	$1,708,375	$9,030,813	$1,720,546
Units outstanding	31,717	124,374	34,382	85,410	174,545	138,592
Unit value	$40.43	$43.71	$85.98	$20.00	$51.74	$12.41
Shares	74,163	516,801	162,244	163,637	292,543	153,620
Cost	$1,097,670	$4,855,351	$2,796,795	$1,704,607	$4,981,643	$1,763,522

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$292,300	$337,097	$164,535	$158,683	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(268,776)	(222,303)	(63,200)	(67,105)	(133,571)	(113,047)
Net investment income (loss)	23,524	114,794	101,335	91,578	(133,571)	(113,047)
Realized gains (losses) on investments:
Capital gain distributions received	866,199	346,889	76,707	-	1,468,443	1,311,597
Net realized gain (loss)	1,894,265	1,034,246	27,926	17,595	307,206	303,100
Realized gains (losses)	2,760,464	1,381,135	104,633	17,595	1,775,649	1,614,697
Unrealized appreciation (depreciation) during the period	2,290,945	1,464,614	(295,165)	270,821	(89,480)	1,163,636
Net increase (decrease) in net assets from operations	5,074,933	2,960,543	(89,197)	379,994	1,552,598	2,665,286
Changes from principal transactions:
Purchase payments	4,200	4,200	1,200	1,200	325	350
Transfers between sub-accounts and the company	(196,860)	395,938	10,323	11,025	39,612	23,058
Withdrawals	(1,885,890)	(1,445,653)	(508,197)	(377,970)	(885,558)	(1,114,473)
Annual contract fee	(36,457)	(35,195)	(9,171)	(11,424)	(17,932)	(17,275)
Net increase (decrease) in net assets from principal transactions	(2,115,007)	(1,080,710)	(505,845)	(377,169)	(863,553)	(1,108,340)
Total increase (decrease) in net assets	2,959,926	1,879,833	(595,042)	2,825	689,045	1,556,946
Net assets at beginning of period	19,884,875	18,005,042	5,375,088	5,372,263	10,229,411	8,672,465
Net assets at end of period	$22,844,801	$19,884,875	$4,780,046	$5,375,088	$10,918,456	$10,229,411

	2021	2020	2021	2020	2021	2020
Units, beginning of period	312,907	331,566	238,905	256,395	242,193	275,446
Units issued	2,011	11,555	15,808	3,347	2,753	4,175
Units redeemed	(31,351)	(30,214)	(38,661)	(20,837)	(22,841)	(37,428)
Units, end of period	283,567	312,907	216,052	238,905	222,105	242,193

See accompanying notes.

10 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$41,646	$53,715	$44,537	$35,674
Expenses:
Mortality and expense risk and administrative charges	(52,742)	(41,950)	(28,064)	(28,189)	(21,625)	(21,318)
Net investment income (loss)	(52,742)	(41,950)	13,582	25,526	22,912	14,356
Realized gains (losses) on investments:
Capital gain distributions received	649,097	361,800	94,020	-	-	-
Net realized gain (loss)	(329,901)	(384,062)	3,991	6,503	52,369	15,908
Realized gains (losses)	319,196	(22,262)	98,011	6,503	52,369	15,908
Unrealized appreciation (depreciation) during the period	295,418	1,568,360	(185,480)	125,953	119,083	(31,930)
Net increase (decrease) in net assets from operations	561,872	1,504,148	(73,887)	157,982	194,364	(1,666)
Changes from principal transactions:
Purchase payments	1,300	1,400	-	-	-	-
Transfers between sub-accounts and the company	(212,404)	(91,266)	58,354	132,497	3,936	(46,771)
Withdrawals	(262,997)	(210,366)	(198,975)	(133,823)	(231,070)	(314,059)
Annual contract fee	(7,463)	(6,667)	(4,736)	(5,251)	(3,041)	(3,429)
Net increase (decrease) in net assets from principal transactions	(481,564)	(306,899)	(145,357)	(6,577)	(230,175)	(364,259)
Total increase (decrease) in net assets	80,308	1,197,249	(219,244)	151,405	(35,811)	(365,925)
Net assets at beginning of period	4,093,504	2,896,255	2,343,299	2,191,894	1,709,195	2,075,120
Net assets at end of period	$4,173,812	$4,093,504	$2,124,055	$2,343,299	$1,673,384	$1,709,195

	2021	2020	2021	2020	2021	2020
Units, beginning of period	210,694	230,062	129,984	130,637	120,606	149,344
Units issued	1,173	121	9,102	15,287	1,842	3,509
Units redeemed	(23,907)	(19,489)	(16,731)	(15,940)	(16,781)	(32,247)
Units, end of period	187,960	210,694	122,355	129,984	105,667	120,606

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

					Fundamental All Cap Core Trust Series
	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$189,303	$243,702	$27,543	$39,329	$17,274	$34,659
Expenses:
Mortality and expense risk and administrative charges	(119,618)	(100,909)	(39,163)	(35,031)	(137,082)	(103,900)
Net investment income (loss)	69,685	142,793	(11,620)	4,298	(119,808)	(69,241)
Realized gains (losses) on investments:
Capital gain distributions received	192,443	620,173	16,187	268,638	857,847	248,334
Net realized gain (loss)	(250,116)	(90,724)	201,369	(30,352)	846,579	552,960
Realized gains (losses)	(57,673)	529,449	217,556	238,286	1,704,426	801,294
Unrealized appreciation (depreciation) during the period	2,006,363	(799,269)	557,000	(261,791)	1,140,532	1,274,913
Net increase (decrease) in net assets from operations	2,018,375	(127,027)	762,936	(19,207)	2,725,150	2,006,966
Changes from principal transactions:
Purchase payments	2,520	2,520	-	-	-	-
Transfers between sub-accounts and the company	(170,096)	5,478	(3,451)	(7,365)	(90,014)	(202,920)
Withdrawals	(1,060,518)	(712,459)	(679,065)	(257,285)	(957,971)	(694,492)
Annual contract fee	(17,069)	(16,868)	(2,953)	(2,827)	(12,309)	(10,953)
Net increase (decrease) in net assets from principal transactions	(1,245,163)	(721,329)	(685,469)	(267,477)	(1,060,294)	(908,365)
Total increase (decrease) in net assets	773,212	(848,356)	77,467	(286,684)	1,664,856	1,098,601
Net assets at beginning of period	8,869,387	9,717,743	3,109,079	3,395,763	9,741,835	8,643,234
Net assets at end of period	$9,642,599	$8,869,387	$3,186,546	$3,109,079	$11,406,691	$9,741,835

	2021	2020	2021	2020	2021	2020
Units, beginning of period	272,228	297,572	95,982	105,910	367,866	409,204
Units issued	6,382	4,170	759	400	5,228	876
Units redeemed	(39,681)	(29,514)	(19,927)	(10,328)	(39,302)	(42,214)
Units, end of period	238,929	272,228	76,814	95,982	333,792	367,866

See accompanying notes.

12 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$74,500	$96,419	$87,144	$78,528
Expenses:
Mortality and expense risk and administrative charges	(24,741)	(21,697)	(18,606)	(20,467)	(42,608)	(38,699)
Net investment income (loss)	(24,741)	(21,697)	55,894	75,952	44,536	39,829
Realized gains (losses) on investments:
Capital gain distributions received	184,188	184,714	-	-	39,843	30,296
Net realized gain (loss)	23,412	(17,234)	(39,355)	(45,575)	160,846	44,417
Realized gains (losses)	207,600	167,480	(39,355)	(45,575)	200,689	74,713
Unrealized appreciation (depreciation) during the period	4,211	264,808	47,676	32,056	(30,899)	174,174
Net increase (decrease) in net assets from operations	187,070	410,591	64,215	62,433	214,326	288,716
Changes from principal transactions:
Purchase payments	-	-	600	600	3,205	3,230
Transfers between sub-accounts and the company	(23,394)	(14,656)	(51,328)	(164,541)	(113,241)	(12,647)
Withdrawals	(101,498)	(209,197)	(153,504)	(120,719)	(334,802)	(211,311)
Annual contract fee	(4,684)	(4,608)	(3,123)	(4,225)	(6,506)	(6,434)
Net increase (decrease) in net assets from principal transactions	(129,576)	(228,461)	(207,355)	(288,885)	(451,344)	(227,162)
Total increase (decrease) in net assets	57,494	182,130	(143,140)	(226,452)	(237,018)	61,554
Net assets at beginning of period	1,904,756	1,722,626	1,590,281	1,816,733	3,493,045	3,431,491
Net assets at end of period	$1,962,250	$1,904,756	$1,447,141	$1,590,281	$3,256,027	$3,493,045

	2021	2020	2021	2020	2021	2020
Units, beginning of period	22,860	25,914	71,211	84,969	159,572	171,459
Units issued	397	208	4,848	1,938	5,755	3,533
Units redeemed	(1,835)	(3,262)	(14,027)	(15,696)	(25,326)	(15,420)
Units, end of period	21,422	22,860	62,032	71,211	140,001	159,572

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		M International Equity
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$10,159	$9,073	$1,343	$1,166	$58	$33
Expenses:
Mortality and expense risk and administrative charges	(4,860)	(1,822)	(690)	(679)	(30)	(24)
Net investment income (loss)	5,299	7,251	653	487	28	9
Realized gains (losses) on investments:
Capital gain distributions received	15,836	12,169	3,633	2,490	-	-
Net realized gain (loss)	1,372	145	112	4,616	26	(5)
Realized gains (losses)	17,208	12,314	3,745	7,106	26	(5)
Unrealized appreciation (depreciation) during the period	7,856	4,669	2,138	(1,001)	169	144
Net increase (decrease) in net assets from operations	30,363	24,234	6,536	6,592	223	148
Changes from principal transactions:
Purchase payments	-	-	-	-	-	-
Transfers between sub-accounts and the company	-	352,925	-	33,501	-	-
Withdrawals	(15,874)	(6,279)	-	(151,895)	(75)	(60)
Annual contract fee	(1,329)	(475)	(103)	(86)	(2)	(2)
Net increase (decrease) in net assets from principal transactions	(17,203)	346,171	(103)	(118,480)	(77)	(62)
Total increase (decrease) in net assets	13,160	370,405	6,433	(111,888)	146	86
Net assets at beginning of period	379,228	8,823	51,452	163,340	2,281	2,195
Net assets at end of period	$392,388	$379,228	$57,885	$51,452	$2,427	$2,281

	2021	2020	2021	2020	2021	2020
Units, beginning of period	21,517	557	3,220	11,472	117	121
Units issued	-	21,361	-	2,351	-	-
Units redeemed	(930)	(401)	(6)	(10,603)	(3)	(4)
Units, end of period	20,587	21,517	3,214	3,220	114	117

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Managed Volatility Balanced Portfolio Series NAV		Mid Cap Growth Trust Series NAV
	2021	2020	2021	2020	2021(a)	2020
Income:
Dividend distributions received	$112	$106	$52,675	$55,160	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(86)	(67)	(26,942)	(29,331)	(75,176)	(58,890)
Net investment income (loss)	26	39	25,733	25,829	(75,176)	(58,890)
Realized gains (losses) on investments:
Capital gain distributions received	-	62	-	113,916	1,574,975	646,182
Net realized gain (loss)	65	(23)	(56,534)	(13,747)	239,504	19,237
Realized gains (losses)	65	39	(56,534)	100,169	1,814,479	665,419
Unrealized appreciation (depreciation) during the period	1,578	(388)	209,145	(144,300)	(1,587,696)	1,698,235
Net increase (decrease) in net assets from operations	1,669	(310)	178,344	(18,302)	151,607	2,304,764
Changes from principal transactions:
Purchase payments	-	-	-	-	325	350
Transfers between sub-accounts and the company	-	-	21,938	(226,288)	(18,831)	(504,356)
Withdrawals	(215)	(169)	(327,346)	(319,439)	(481,221)	(370,825)
Annual contract fee	(5)	(5)	(4,151)	(4,937)	(8,594)	(12,026)
Net increase (decrease) in net assets from principal transactions	(220)	(174)	(309,559)	(550,664)	(508,321)	(886,857)
Total increase (decrease) in net assets	1,449	(484)	(131,215)	(568,966)	(356,714)	1,417,907
Net assets at beginning of period	5,909	6,393	2,209,378	2,778,344	5,936,929	4,519,022
Net assets at end of period	$7,358	$5,909	$2,078,163	$2,209,378	$5,580,215	$5,936,929

	2021	2020	2021	2020	2021	2020
Units, beginning of period	241	250	117,499	148,485	38,639	48,062
Units issued	-	-	6,547	432	1,191	363
Units redeemed	(7)	(9)	(22,204)	(31,418)	(3,568)	(9,786)
Units, end of period	234	241	101,842	117,499	36,262	38,639

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

15 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Value Trust Series NAV		Money Market Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$4,122	$5,612	$24,654	$35,174	$119	$12,497
Expenses:
Mortality and expense risk and administrative charges	(5,587)	(3,974)	(30,786)	(26,521)	(44,211)	(46,685)
Net investment income (loss)	(1,465)	1,638	(6,132)	8,653	(44,092)	(34,188)
Realized gains (losses) on investments:
Capital gain distributions received	23,955	36,209	114,481	48,590	-	-
Net realized gain (loss)	14,595	(3,314)	27,664	(158,922)	-	-
Realized gains (losses)	38,550	32,895	142,145	(110,332)	-	-
Unrealized appreciation (depreciation) during the period	52,126	13,141	355,233	254,580	(1)	(1)
Net increase (decrease) in net assets from operations	89,211	47,674	491,246	152,901	(44,093)	(34,189)
Changes from principal transactions:
Purchase payments	-	-	720	720	2,000	2,500
Transfers between sub-accounts and the company	24,950	31,969	(80,224)	(83,700)	155,890	185,371
Withdrawals	(35,687)	(34,877)	(223,918)	(297,372)	(263,394)	(515,351)
Annual contract fee	(1,490)	(1,250)	(4,884)	(4,898)	(15,155)	(15,273)
Net increase (decrease) in net assets from principal transactions	(12,227)	(4,158)	(308,306)	(385,250)	(120,659)	(342,753)
Total increase (decrease) in net assets	76,984	43,516	182,940	(232,349)	(164,752)	(376,942)
Net assets at beginning of period	382,234	338,718	2,260,170	2,492,519	3,594,614	3,971,556
Net assets at end of period	$459,218	$382,234	$2,443,110	$2,260,170	$3,429,862	$3,594,614

	2021	2020	2021	2020	2021	2020
Units, beginning of period	10,225	10,135	40,240	48,073	357,889	391,774
Units issued	1,778	1,701	703	784	38,179	34,860
Units redeemed	(1,994)	(1,611)	(5,490)	(8,617)	(50,256)	(68,745)
Units, end of period	10,009	10,225	35,453	40,240	345,812	357,889

See accompanying notes.

16 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Opportunistic Fixed Income Trust Series				Short Term Government Income Trust Series
	NAV		Real Estate Securities Trust Series NAV		NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$33,117	$51,167	$25,424	$34,602	$42,057	$43,796
Expenses:
Mortality and expense risk and administrative charges	(15,297)	(16,289)	(22,623)	(20,654)	(29,378)	(31,456)
Net investment income (loss)	17,820	34,878	2,801	13,948	12,679	12,340
Realized gains (losses) on investments:
Capital gain distributions received	44,415	-	-	201,078	-	-
Net realized gain (loss)	11,412	1,679	252,632	113,128	(31,895)	(8,328)
Realized gains (losses)	55,827	1,679	252,632	314,206	(31,895)	(8,328)
Unrealized appreciation (depreciation) during the period	(114,643)	116,958	421,857	(463,642)	(46,207)	54,781
Net increase (decrease) in net assets from operations	(40,996)	153,515	677,290	(135,488)	(65,423)	58,793
Changes from principal transactions:
Purchase payments	-	-	-	-	-	-
Transfers between sub-accounts and the company	(29,796)	10,535	(80,996)	(11,969)	(120,777)	105,546
Withdrawals	(145,650)	(125,685)	(326,634)	(119,227)	(208,527)	(149,030)
Annual contract fee	(3,292)	(3,780)	(3,390)	(3,603)	(4,731)	(6,854)
Net increase (decrease) in net assets from principal transactions	(178,738)	(118,930)	(411,020)	(134,799)	(334,035)	(50,338)
Total increase (decrease) in net assets	(219,734)	34,585	266,270	(270,287)	(399,458)	8,455
Net assets at beginning of period	1,324,977	1,290,392	1,669,701	1,939,988	2,505,027	2,496,572
Net assets at end of period	$1,105,243	$1,324,977	$1,935,971	$1,669,701	$2,105,569	$2,505,027

	2021	2020	2021	2020	2021	2020
Units, beginning of period	56,305	61,684	31,280	33,893	155,545	158,668
Units issued	3,353	1,062	516	582	6,488	10,135
Units redeemed	(11,102)	(6,441)	(6,766)	(3,195)	(27,544)	(13,258)
Units, end of period	48,556	56,305	25,030	31,280	134,489	155,545

See accompanying notes.

17 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$8,216	$15,094	$-	$-	$16,066	$27,577
Expenses:
Mortality and expense risk and administrative charges	(17,411)	(13,297)	(74,237)	(58,641)	(36,860)	(30,994)
Net investment income (loss)	(9,195)	1,797	(74,237)	(58,641)	(20,794)	(3,417)
Realized gains (losses) on investments:
Capital gain distributions received	94,387	75,844	848,056	597,916	25,103	292,350
Net realized gain (loss)	77,852	6,906	41,777	(29,254)	(163,370)	(278,320)
Realized gains (losses)	172,239	82,750	889,833	568,662	(138,267)	14,030
Unrealized appreciation (depreciation) during the period	12,215	105,991	(809,618)	1,591,605	816,978	(299,059)
Net increase (decrease) in net assets from operations	175,259	190,538	5,978	2,101,626	657,917	(288,446)
Changes from principal transactions:
Purchase payments	-	-	325	350	1,560	1,560
Transfers between sub-accounts and the company	50,436	(63,732)	95,181	(135,483)	14,627	(4,691)
Withdrawals	(219,251)	(55,667)	(631,150)	(637,570)	(492,267)	(260,506)
Annual contract fee	(2,508)	(2,234)	(8,691)	(7,655)	(5,072)	(4,682)
Net increase (decrease) in net assets from principal transactions	(171,323)	(121,633)	(544,335)	(780,358)	(481,152)	(268,319)
Total increase (decrease) in net assets	3,936	68,905	(538,357)	1,321,268	176,765	(556,765)
Net assets at beginning of period	1,278,341	1,209,436	5,975,103	4,653,835	2,779,313	3,336,078
Net assets at end of period	$1,282,277	$1,278,341	$5,436,746	$5,975,103	$2,956,078	$2,779,313

	2021	2020	2021	2020	2021	2020
Units, beginning of period	35,782	39,894	136,659	159,382	40,323	44,606
Units issued	2,203	237	2,363	373	1,978	2,131
Units redeemed	(6,268)	(4,349)	(14,648)	(23,096)	(7,919)	(6,414)
Units, end of period	31,717	35,782	124,374	136,659	34,382	40,323

See accompanying notes.

18 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$42,240	$48,639	$97,232	$127,253	$34,589	$25,217
Expenses:
Mortality and expense risk and administrative charges	(23,348)	(26,460)	(109,156)	(86,956)	(21,678)	(15,671)
Net investment income (loss)	18,892	22,179	(11,924)	40,297	12,911	9,546
Realized gains (losses) on investments:
Capital gain distributions received	-	-	408,251	618,388	-	-
Net realized gain (loss)	10,490	10,968	660,331	290,319	(793)	5,319
Realized gains (losses)	10,490	10,968	1,068,582	908,707	(793)	5,319
Unrealized appreciation (depreciation) during the period	(92,100)	91,200	726,463	412,905	(41,179)	(9,202)
Net increase (decrease) in net assets from operations	(62,718)	124,347	1,783,121	1,361,909	(29,061)	5,663
Changes from principal transactions:
Purchase payments	-	-	2,520	2,520	-	100
Transfers between sub-accounts and the company	(30,108)	92,266	(193,364)	(47,920)	557,159	372,482
Withdrawals	(289,050)	(197,371)	(648,390)	(358,411)	(77,605)	(287,863)
Annual contract fee	(4,789)	(5,832)	(13,940)	(12,318)	(1,565)	(1,646)
Net increase (decrease) in net assets from principal transactions	(323,947)	(110,937)	(853,174)	(416,129)	477,989	83,073
Total increase (decrease) in net assets	(386,665)	13,410	929,947	945,780	448,928	88,736
Net assets at beginning of period	2,095,040	2,081,630	8,100,866	7,155,086	1,271,618	1,182,882
Net assets at end of period	$1,708,375	$2,095,040	$9,030,813	$8,100,866	$1,720,546	$1,271,618

	2021	2020	2021	2020	2021	2020
Units, beginning of period	101,514	106,966	192,521	204,038	100,767	94,069
Units issued	7,039	4,936	995	3,127	50,474	33,138
Units redeemed	(23,143)	(10,388)	(18,971)	(14,644)	(12,649)	(26,440)
Units, end of period	85,410	101,514	174,545	192,521	138,592	100,767

See accompanying notes.

19 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account T (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. Howeve r, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

As a result of a portfolio change, the following sub-account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Mid Cap Stock Trust Series NAV	Mid Cap Growth Trust Series NAV	10/01/2021

20 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2021.

21 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessa ry for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5.  Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$119,138,267	-	-	119,138,267
NonAffiliated	$9,785	-	-	9,785
Total	$119,148,052	-	-	119,148,052

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

23 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6.  Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$1,299,120	$2,524,372
Active Bond Trust Series NAV	588,242	916,046
Blue Chip Growth Trust Series NAV	1,576,607	1,105,288
Capital Appreciation Trust Series NAV	669,983	555,190
Core Bond Trust Series NAV	282,325	320,080
Disciplined Value International Trust Series NAV	72,178	279,472
Equity Income Trust Series NAV	612,568	1,595,602
Financial Industries Trust Series NAV	73,242	754,143
Fundamental All Cap Core Trust Series NAV	1,044,675	1,366,930
Health Sciences Trust Series NAV	222,044	192,172
High Yield Trust Series NAV	185,312	336,774
International Equity Index Series NAV	256,794	623,759
Lifestyle Balanced Portfolio Series NAV	25,995	22,063
Lifestyle Growth Portfolio Series NAV	4,976	793
M International Equity	58	107
M Large Cap Value	112	307
Managed Volatility Balanced Portfolio Series NAV	177,412	461,238
Mid Cap Growth Trust Series NAV (a)	1,636,044	644,567
Mid Cap Index Trust Series NAV	99,348	89,087
Mid Value Trust Series NAV	182,459	382,416
Money Market Trust Series NAV	377,673	542,425
Opportunistic Fixed Income Trust Series NAV	154,539	271,041
Real Estate Securities Trust Series NAV	54,276	462,495
Short Term Government Income Trust Series NAV	144,198	465,556
Small Cap Index Trust Series NAV	188,616	274,747
Small Cap Stock Trust Series NAV	950,258	720,773
Small Cap Value Trust Series NAV	198,933	675,776
Total Bond Market Series Trust NAV	182,441	487,496
Total Stock Market Index Trust Series NAV	550,292	1,007,139
Ultra Short Term Bond Trust Series NAV	670,802	179,901

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

24 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)

500 Index Fund Series NAV(*)	2021	284	$ 80.68 to $ 45.39	$ 22,845	1.25 % to 1.00%	1.36%	27.08 % to 26.77%
	2020	313	63.65 to 35.72	19,885	1.25 to 1.00	1.90	16.96 to 16.67
	2019	332	54.56 to 30.54	18,005	1.25 to 1.00	1.73	29.85 to 29.53
	2018	371	42.12 to 23.52	15,539	1.25 to 1.00	1.30	-5.59 to -5.82
	2017	446	44.72 to 24.91	19,890	1.25 to 1.00	1.71	20.33 to 20.04

Active Bond Trust Series NAV(*)	2021	216	29.59 to 22.13	4,780	1.25 to 1.00	3.26	-1.41 to -1.67
	2020	239	30.01 to 22.51	5,375	1.25 to 1.00	2.96	7.65 to 7.38
	2019	256	27.88 to 20.96	5,372	1.25 to 1.00	2.78	8.21 to 7.94
	2018	285	25.77 to 19.42	5,535	1.25 to 1.00	3.10	-1.54 to - 1.79
	2017	315	26.17 to 19.77	6,232	1.25 to 1.00	3.50	3.85 to 3.58

Blue Chip Growth Trust Series NAV(*)	2021	222	210.08 to 44.61	10,918	1.25 to 1.00	0.00	15.74 to 15.46
	2020	242	181.49 to 38.63	10,229	1.25 to 1.00	0.00	33.06 to 32.73
	2019	275	136.39 to 29.11	8,672	1.25 to 1.00	0.01	28.54 to 28.22
	2018	313	106.11 to 22.70	7,622	1.25 to 1.00	0.06	1.02 to 0.77
	2017	376	105.04 to 22.53	8,969	1.25 to 1.00	0.12	34.98 tp 34.64

Capital Appreciation Trust Series NAV(*)	2021	188	73.43 to 22.24	4,174	1.25 to 1.00	0.00	14.60 to 14.32
	2020	211	64.07 to 19.46	4,094	1.25 to 1.00	0.00	54.74 to 54.35
	2019	230	41.40 to 12.61	2,896	1.25 to 1.00	0.04	31.56 to 31.23
	2018	249	31.47 to 9.61	2,390	1.25 to 1.00	0.35	-1.71 to -1.95
	2017	279	32.02 to 9.80	2,734	1.25 to 1.00	0.11	35.16 to 34.81

Core Bond Trust Series NAV(*)	2021	122	17.45 to 14.17	2,124	1.25 to 1.25	1.86	-3.20- to -21.41
	2020	130	18.03 to 18.03	2,343	1.25 to 1.25	2.38	7.45 to 7.45
	2019	131	16.78 to 16.78	2,192	1.25 to 1.25	2.45	6.99 to 6.99
	2018	135	15.69 to 15.69	2,114	1.25 to 1.25	2.51	-1.77 to -1.77
	2017	153	15.97 to 15.97	2,448	1.25 to 1.25	2.18	2.19 to 2.19

Disciplined Value International Trust Series NAV(*)	2021	106	16.77 to 15.83	1,673	1.25 to 1.00	2.57	12.02 to 11.74
	2020	121	14.97 to 14.17	1,709	1.25 to 1.00	2.10	2.25 to 1.99
	2019	149	14.64 to 13.89	2,075	1.25 to 1.00	2.83	11.29 to 11.00
	2018	171	13.15 to 12.52	2,145	1.25 to 1.00	2.42	-15.80 to -16.01
	2017	195	15.62 to 14.90	2,913	1.25 to 1.00	1.77	16.09 to 15.80

Equity Income Trust Series NAV(*)	2021	239	66.56 to 40.34	9,643	1.25 to 1.00	1.98	24.24 to 23.94
	2020	272	53.57 to 32.55	8,869	1.25 to 1.00	3.02	0.01 to -0.24
	2019	298	53.57 to 32.63	9,718	1.25 to 1.00	2.07	25.20 to 24.90
	2018	325	42.79 to 26.12	8,497	1.25 to 1.00	1.86	-10.41 to -10.64
	2017	385	47.76 to 29.23	11,267	1.25 to 1.00	2.22	15.12 to 14.84

Financial Industries Trust Series NAV(*)	2021	77	44.16 to 41.52	3,187	1.25 to 1.00	0.88	28.41 to 28.09
	2020	96	34.39 to 32.42	3,109	1.25 to 1.00	1.41	1.29 to 1.03
	2019	106	33.95 to 32.08	3,396	1.25 to 1.00	4.47	30.40 to 30.07
	2018	113	26.03 to 24.67	2,775	1.25 to 1.00	1.15	-15.23 to -15.44
	2017	128	30.71 to 29.17	3,735	1.25 to 1.00	1.23	14.15 to 13.86

Fundamental All Cap Core Trust Series NAV(*)	2021	334	63.38 to 34.21	11,407	1.25 to 1.00	0.16	29.38 to 29.06
	2020	368	48.98 to 26.51	9,742	1.25 to 1.00	0.42	25.71 to 25.39
	2019	409	38.97 to 21.14	8,643	1.25 to 1.00	0.49	35.22 to 34.88
	2018	472	28.82 to 15.67	7,400	1.25 to 1.00	0.46	-14.02 to -14.24
	2017	529	33.52 to 18.28	9,653	1.25 to 1.00	0.78	26.49 to 26.18

Health Sciences Trust Series NAV(*)	2021	21	98.18 to 24.96	1,962	1.25 to 1.25	0.00	9.85 to 9.85
	2020	23	89.38 to 22.72	1,905	1.25 to 1.25	0.00	25.68 to 25.68
	2019	26	71.11 to 18.08	1,723	1.25 to 1.25	0.00	27.07 to 27.07
	2018	26	55.96 to 14.23	1,461	1.25 to 1.25	0.00	-0.48 to -0.49
	2017	36	56.23 to 14.30	1,965	1.25 to 1.25	0.00	26.02 to 26.02

High Yield Trust Series NAV(*)	2021	62	23.34 to 23.34	1,447	1.25 to 1.25	5.01	4.46 to 4.46
	2020	71	22.34 to 22.34	1,590	1.25 to 1.25	5.90	4.46 to 4.46
	2019	85	21.39 to 21.39	1,817	1.25 to 1.25	5.50	14.55 to 14.55
	2018	92	18.67 to 18.67	1,722	1.25 to 1.25	6.03	-4.23 to -4.23
	2017	102	19.50 to 19.50	1,997	1.25 to 1.25	5.47	6.12 to 6.12

International Equity Index Series NAV(*)	2021	140	24.65 to 23.27	3,256	1.25 to 1.00	2.56	6.52 to 6.25
	2020	160	23.14 to 21.90	3,493	1.25 to 1.00	2.54	9.66 to 9.39
	2019	171	21.10 to 20.02	3,431	1.25 to 1.00	2.39	20.23 to 19.94
	2018	190	17.55 to 16.70	3,174	1.25 to 1.00	2.31	-14.95 to -15.16
	2017	218	20.64 to 19.68	4,292	1.25 to 1.00	2.16	26.19 to 25.87

Lifestyle Balanced Portfolio Series NAV(*)	2021	21	19.06 to 19.06	392	1.25 to 1.25	2.61	8.15 to 8.15
	2020	22	17.62 to 17.62	379	1.25 to 1.25	6.13	11.28 to 11.28
	2019	1	15.84 to 15.84	9	1.25 to 1.25	2.05	16.43 to 16.43
	2018	1	13.60 to 13.60	8	1.25 to 1.25	0.70	-5.57 to -5.57
	2017	0	14.40 to 14.40	7	1.25 to 1.25	15.80	10.98 to 10.98

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7.  Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)

Lifestyle Growth Portfolio Series NAV(*)	2021	3	$ 18.01 to $ 18.01	$ 58	1.25 % to 1.25%	2.43%	12.72 % to 12.72%
	2020	3	15.98 to 15.98	51	1.25 to 1.25	2.18	12.22 to 12.22
	2019	11	14.24 to 14.24	163	1.25 to 1.25	1.62	20.01 to 20.01
	2018	14	11.86 to 11.86	167	1.25 to 1.25	2.09	-7.23 to -7.23
	2017	15	12.79 to 12.79	198	1.25 to 1.25	31.56	2.31 to 2.31

M International Equity	2021	0	21.32 to 21.32	2	1.25 to 1.25	2.38	9.66 to 9.66
	2020	0	19.44 to 19.44	2	1.25 to 1.25	1.69	7.54 to 7.54
	2019	0	18.08 to 18.08	2	1.25 to 1.25	2.81	18.83 to 18.83
	2018	0	15.21 to 15.21	2	1.25 to 1.25	1.39	-21.55 to -21.55
	2017	0	19.39 to 19.39	2	1.25 to 1.25	1.65	22.52 to 22.52

M Large Cap Value	2021	0	31.43 to 31.43	7	1.25 to 1.25	1.62	28.39 to 28.39
	2020	0	24.48 to 24.48	6	1.25 to 1.25	1.97	-4.36 to -4.36
	2019	0	25.59 to 25.59	6	1.25 to 1.25	1.76	20.01 to 20.01
	2018	0	21.33 to 21.33	5	1.25 to 1.25	1.43	-13.16 to -13.16
	2017	0	24.56 to 24.56	7	1.25 to 1.25	1.50	13.56 to 13.56

Managed Volatility Balanced Portfolio Series NAV(*)	2021	102	22.35 to 20.39	2,078	1.25 to 1.25	2.44	8.52 to 8.51
	2020	117	20.59 to 18.79	2,209	1.25 to 1.25	2.36	0.51 to 0.50
	2019	148	20.49 to 18.70	2,778	1.25 to 1.25	1.89	16.56 to 16.55
	2018	191	17.58 to 16.04	3,059	1.25 to 1.25	2.24	-6.00 to -6.00
	2017	214	18.70 to 17.06	3,657	1.25 to 1.25	2.14	12.73 to 12.73

Mid Cap Growth Trust Series NAV(*)	2021 (e)	36	157.17 to 33.77	5,580	1.25 to 1.25	0.00	2.29 to 2.29
	2020	39	153.65 to 33.02	5,937	1.25 to 1.25	0.00	63.42 to 63.42
	2019	48	94.03 to 20.20	4,519	1.25 to 1.25	0.00	32.97 to 32.96
	2018	52	70.72 to 15.20	3,679	1.25 to 1.25	0.00	-2.76 to -2.76
	2017	59	72.72 to 15.63	4,197	1.25 to 1.25	0.00	27.06 to 27.06

Mid Cap Index Trust Series NAV(*)	2021	10	45.88 to 24.41	459	1.25 to 1.25	0.92	22.73 to 22.73
	2020	10	37.38 to 19.89	382	1.25 to 1.25	1.77	11.86 to 11.86
	2019	10	33.42 to 17.78	339	1.25 to 1.25	1.12	24.16 to 24.15
	2018	14	26.92 to 14.32	370	1.25 to 1.25	1.17	-12.55 to -12.55
	2017	11	30.78 to 16.37	333	1.25 to 1.25	0.52	14.43 to 14.42

Mid Value Trust Series NAV(*)	2021	35	69.05 to 68.68	2,443	1.25 to 1.00	1.00	23.03 to 22.72
	2020	40	56.26 to 55.82	2,260	1.25 to 1.00	1.66	8.63 to 8.36
	2019	48	51.92 to 51.39	2,493	1.25 to 1.00	1.17	18.30 to 18.00
	2018	55	44.00 to 43.44	2,407	1.25 to 1.00	0.82	-11.57 to -11.79
	2017	67	49.88 to 49.12	3,327	1.25 to 1.00	1.03	10.35 to 10.07

Money Market Trust Series NAV(*)	2021	346	12.49 to 9.94	3,430	1.25 to 1.00	0.00	-0.92 to -1.15
	2020	358	12.61 to 10.05	3,595	1.25 to 1.00	0.33	-0.63 to -0.87
	2019	392	12.69 to 10.14	3,972	1.25 to 1.00	1.99	0.96 to 0.76
	2018	519	12.57 to 10.06	5,227	1.25 to 1.00	1.57	0.58 to 0.35
	2017	603	12.50 to 10.03	6,054	1.25 to 1.00	0.63	-0.38 to -0.58

Opportunistic Fixed Income Trust Series NAV(*)	2021	49	22.76 to 22.76	1,105	1.25 to 1.25	2.71	-3.28 to -3.28
	2020	56	23.53 to 23.53	1,325	1.25 to 1.25	3.93	12.49 to 12.49
	2019	62	20.92 to 20.92	1,290	1.25 to 1.25	6.53	5.05 to 5.05
	2018	68	19.91 to 19.91	1,362	1.25 to 1.25	2.82	-2.95 to -2.95
	2017	68	20.52 to 20.52	1,403	1.25 to 1.25	2.37	7.36 to 7.36

Real Estate Securities Trust Series NAV(*)	2021	25	198.76 to 77.24	1,936	1.25 to 1.00	1.40	45.34 to 44.98
	2020	31	136.75 to 53.28	1,670	1.25 to 1.00	2.10	-6.52 to -6.76
	2019	34	146.30 to 57.14	1,940	1.25 to 1.00	2.18	28.18 to 27.86
	2018	36	114.13 to 44.69	1,612	1.25 to 1.00	1.68	-4.38 to -4.62
	2017	41	119.36 to 46.85	1,923	1.25 to 1.00	0.58	5.20 to 4.94

Short Term Government Income Trust Series NAV(*)	2021	134	15.69 to 12.80	2,106	1.25 to 1.25	1.79	-2.73 to -2.74
	2020	156	16.13 to 13.16	2,505	1.25 to 1.25	1.74	2.35 to 2.33
	2019	159	15.76 to 12.86	2,497	1.25 to 1.25	1.72	2.17 to 2.17
	2018	160	15.43 to 12.59	2,462	1.25 to 1.25	1.99	-0.34 to -0.34
	2017	193	15.48 to 12.63	2,987	1.25 to 1.25	1.44	-0.61 to -0.62

Small Cap Index Trust Series NAV(*)	2021	32	40.42 to 40.42	1,282	1.25 to 1.25	0.59	13.16 to 13.16
	2020	36	35.72 to 35.72	1,278	1.25 to 1.25	1.42	17.84 to 17.84
	2019	40	30.31 to 30.31	1,209	1.25 to 1.25	1.02	23.52 to 23.52
	2018	55	24.54 to 24.54	1,348	1.25 to 1.25	0.96	-12.40 to -12.40
	2017	64	28.01 to 28.01	1,790	1.25 to 1.25	0.49	13.01 to 13.01

Small Cap Stock Trust Series NAV(*)	2021	124	47.55 to 44.90	5,437	1.25 to 1.00	0.00	0.26 to 0.01
	2020	137	47.43 to 44.90	5,975	1.25 to 1.00	0.00	50.12 to 49.74
	2019	159	31.60 to 29.98	4,654	1.25 to 1.00	0.00	36.72 to 36.38
	2018	176	23.11 to 21.99	3,762	1.25 to 1.00	0.00	-6.16 to -6.40
	2017	198	24.63 to 23.49	4,523	1.25 to 1.00	0.00	25.44 to 25.13

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)

Small Cap Value Trust Series NAV(*)	2021	34	$ 85.96 to $ 18.56	$ 2,956	1.25 % to 1.25%	0.54%	24.73 % to 24.73%
	2020	40	68.91 to 14.88	2,779	1.25 to 1.25	1.12	-7.84 to -7.84
	2019	45	74.78 to 16.15	3,336	1.25 to 1.25	0.63	25.05 to 25.05
	2018	51	59.80 to 12.91	3,047	1.25 to 1.25	0.72	-13.53 to -13.53
	2017	59	69.15 to 14.93	4,075	1.25 to 1.25	0.96	2.50 to 2.50

Total Bond Market Series Trust NAV(*)	2021	85	21.20 to 20.02	1,708	1.25 to 1.00	2.27	-2.84 to -3.10
	2020	102	21.82 to 20.66	2,095	1.25 to 1.00	2.30	6.31 to 6.05
	2019	107	20.52 to 19.48	2,082	1.25 to 1.00	2.33	7.22 to 6.96
	2018	115	19.14 to 18.21	2,095	1.25 to 1.00	2.66	-1.23 to -1.47
	2017	124	19.38 to 18.49	2,287	1.25 to 1.00	2.77	2.32 to 2.07

Total Stock Market Index Trust Series NAV(*)	2021	175	51.76 to 51.76	9,031	1.25 to 1.25	1.11	22.97 to 22.97
	2020	193	42.09 to 42.09	8,101	1.25 to 1.25	1.83	19.99 to 19.99
	2019	204	35.08 to 35.08	7,155	1.25 to 1.25	1.62	28.09 to 28.09
	2018	226	27.39 to 27.39	6,192	1.25 to 1.25	1.18	-6.82 to -6.82
	2017	260	29.39 to 29.39	7,628	1.25 to 1.25	1.36	19.15 to 19.15

Ultra Short Term Bond Trust Series NAV(*)	2021	139	12.43 to 12.43	1,721	1.25 to 1.25	1.99	-1.61 to -1.61
	2020	101	12.63 to 12.63	1,272	1.25 to 1.25	2.01	0.39 to 0.39
	2019	94	12.58 to 12.58	1,183	1.25 to 1.25	1.73	1.83 to 1.83
	2018	82	12.36 to 12.36	1,010	1.25 to 1.25	1.68	0.30 to 0.30
	2017	59	12.32 to 12.32	726	1.25 to 1.25	2.00	-0.61 to -0.61

27 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.25% of net assets of the sub-account depending on the type of contract.

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